Document and Entity Information	Jun. 16, 2020
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000109380
Document Type	8-K
Document Period End Date	Jun. 16, 2020
Entity Registrant Name	ZIONS BANCORPORATION, NATIONAL ASSOCIATION
Entity Incorporation, State or Country Code	X1
Entity File Number	001-12307
Entity Tax Identification Number	87-0189025
Entity Address, Address Line One	One South Main
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84133
City Area Code	801
Local Phone Number	844-7637
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	ZION
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Warrants to Purchase Common Stock (expiring May 22, 2020)
Trading Symbol	ZIONW
Security Exchange Name	NASDAQ
Series A Floating Rate Non Cumulative Perpetual Preferred Stock [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares each representing a 1/40th ownership interest in a share of Series A Floating-Rate Non-Cumulative Perpetual Preferred Stock
Trading Symbol	ZIONP
Security Exchange Name	NASDAQ
Series G Fixed Floating Rate Non Cumulative Perpetual Preferred Stock [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Series G Fixed/Floating-Rate Non-Cumulative Perpetual Preferred Stock
Trading Symbol	ZIONO
Security Exchange Name	NASDAQ
Series H 575 Non Cumulative Perpetual Preferred Stock [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Series H 5.75% Non-Cumulative Perpetual Preferred Stock
Trading Symbol	ZIONN
Security Exchange Name	NASDAQ
Fixed To Floating 695 Rate Subordinated Notes Due September 142028 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	6.95% Fixed-to-Floating Rate Subordinated Notes due September 15, 2028
Trading Symbol	ZIONL
Security Exchange Name	NASDAQ